Document and Entity Information	Jun. 13, 2023
Document Information [Line Items]
Document, Type	8-K
Document, Period End Date	Jun. 13, 2023
Entity, File Number	1-16681
Entity Registrant Name	Spire Inc.
Entity, Address, Address Line One	700 Market Street
Entity, Address, City or Town	St. Louis
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity, Incorporation, State or Country Code	MO
Entity, Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001126956
CommonStock100ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value
Trading Symbol	SR.PRA
Security Exchange Name	NYSE